Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 2	$ 3,084	$ (75,542)	$ (72,456)
Balance (in Shares) at Dec. 31, 2020	16,470,897
Issuance of common stock options and stock option reprice		1,635		1,635
Issuance of restricted stock awards		2		2
Issuance of common stock		720		720
Issuance of common stock (in Shares)	2,226,683
Issuance of common stock upon vesting of restricted stock awards (in Shares)	50,028
Exercise of stock option		36		36
Exercise of stock option (in Shares)	93,930
Net loss			(36,866)	(36,866)
Balance at Dec. 31, 2021	$ 2	5,477	(112,408)	(106,929)
Balance (in Shares) at Dec. 31, 2021	18,841,538
Stock based compensation expense		1,150		1,150
Issuance of common stock upon vesting of restricted stock awards
Issuance of common stock upon vesting of restricted stock awards (in Shares)	4,084
Exercise of stock option		64		64
Exercise of stock option (in Shares)	74,768
Net loss			(9,542)	(9,542)
Balance at Mar. 31, 2022	$ 2	6,691	(121,950)	(115,257)
Balance (in Shares) at Mar. 31, 2022	18,920,390
Balance at Dec. 31, 2021	$ 2	5,477	(112,408)	(106,929)
Balance (in Shares) at Dec. 31, 2021	18,841,538
Stock based compensation expense		10,167		10,167
Issuance of common stock in connection with litigation settlement		294		294
Issuance of common stock in connection with litigation settlement (in Shares)	28,994
Exercise of common and preferred warrants		101		101
Exercise of common and preferred warrants (in Shares)	2,332,127
Conversion of preferred stock to FaZe common stock	$ 1	33,704		33,705
Conversion of preferred stock to FaZe common stock (in Shares)	7,209,555
Conversion of convertible debt to FaZe common stock	$ 2	195,115		195,117
Conversion of convertible debt to FaZe common stock (in Shares)	19,545,406
Issuance of earn-out shares	$ 1			1
Issuance of earn-out shares (in Shares)	5,312,098
Conversion of B Riley Class B stock to FaZe common stock
Conversion of B Riley Class B stock to FaZe common stock (in Shares)	4,832,500
Recapitalization transaction, net of equity issuance costs		(17,391)		(17,391)
Recapitalization transaction, net of equity issuance costs (in Shares)	1,366,604
Proceeds from PIPE offerings	$ 1	99,999		100,000
Proceeds from PIPE offerings (in Shares)	10,000,000
Issuance of common stock upon vesting of restricted stock awards
Issuance of common stock upon vesting of restricted stock awards (in Shares)	1,466,639
Exercise of stock option		220		220
Exercise of stock option (in Shares)	576,426
Net loss			(168,534)	(168,534)
Balance at Dec. 31, 2022	$ 7	327,686	(280,942)	46,751
Balance (in Shares) at Dec. 31, 2022	71,511,887
Stock based compensation expense		2,673		2,673
Issuance of common stock upon vesting of restricted stock awards
Issuance of common stock upon vesting of restricted stock awards (in Shares)	483,251
Exercise of stock option		783		783
Exercise of stock option (in Shares)	2,050,920
Net loss			(14,040)	(14,040)
Balance at Mar. 31, 2023	$ 7	$ 331,142	$ (294,982)	$ 36,167
Balance (in Shares) at Mar. 31, 2023	74,046,058